DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

December 3, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 180 to the Registration Statement on Form N-1A of DWS Emerging Markets Fixed Income Fund, DWS ESG Global Bond Fund and DWS Global Small Cap Fund (the “Funds”), each a series of Deutsche DWS Global/International Fund, Inc. (the “Corporation”) (Reg. Nos. 033-05724; 811-04670)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 180 under the Securities Act of 1933 (“Securities Act”) to the Corporation’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (“Commission”). Pursuant to Rule 485(a)(1), the Corporation has designated on the facing page of the Amendment that it will become effective on February 1, 2021. No fees are required in connection with this filing.

The Amendment is being filed principally to reflect, for DWS Global Small Cap Fund, a new management process. The Amendment has been electronically coded to show changes from the Prospectus and Statement of Additional Information (“SAI”) last filed with the Commission on January 30, 2020 in Post-Effective Amendment No. 174 to the Registration Statement under the Securities Act. The Corporation respectfully requests selective review of only this change.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Vice President

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.